6. Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	September 30, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$130,000	$270,000	$400,000	$100,000	$300,000
Copyrights	35,000	11,375	$23,625	35,000	8,750	$26,250
Total	$435,000	$141,375	$293,625	$435,000	$108,750	$326,250

	December 31, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net book value	Gross Carrying Amount	Accumulated Amortization	Net book value
Intangible assets with determinable lives:

Content provider and photographic agreements	$400,000	$100,000	$300,000	$400,000	$60,000	$340,000
Copyrights	35,000	8,750	26,250	35,000	5,250	29,750
Total	$435,000	$108,750	$326,250	$435,000	$65,250	$369,750